Investment Securities - Schedule of Carrying Amount and Fair Value of the Investment Securities (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Carrying Amount and Fair Value of the Investment Securities [Line Items]
Aggregate cost basis	¥ 28,401,958	¥ 38,695,647
Profits and losses from fair value changes
Aggregate fair value	28,401,958	38,695,647
Wealth management products [Member]
Schedule of Carrying Amount and Fair Value of the Investment Securities [Line Items]
Aggregate cost basis	28,401,958	38,695,647
Profits and losses from fair value changes
Aggregate fair value	¥ 28,401,958	¥ 38,695,647